Organization - Additional Information (Details) ¥ in Thousands			12 Months Ended
	Oct. 02, 2020 CNY (¥)	Apr. 26, 2019 CNY (¥)	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019	Oct. 02, 2020 $ / shares shares	Aug. 18, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Organization [Line Items]
Number of ordinary shares acquired								36,860,590
Shares price per share | $ / shares								$ 5.43
VIEs
Organization [Line Items]
Percentage of revenue contribution by VIE			93.00%	93.00%	83.00%
Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued			358,376,753	344,577,783
Ordinary shares, voting rights			one vote
Class B
Organization [Line Items]
Common stock, shares, issued			368,500,979	380,214,434
Ordinary shares, voting rights			15 votes
Common stock, terms of conversion			Each share of Class B ordinary shares is entitled to 15 votes and is convertible into one Class A ordinary share at any time by the holder thereof.
Pre IPO Private Placements
Organization [Line Items]
Number of ordinary shares acquired							119,796,921
Shares price per share | $ / shares							$ 5.43
Common stock, shares, issued							9,215,147
Number of shares sold and transferred from existing shareholders							110,581,774
IPO | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares						$ 13.50
Number of ADS offered						40,000,000
IPO | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued						80,000,000
Conversion of outstanding shares						338,584,043
IPO | Class B
Organization [Line Items]
Conversion of outstanding shares						386,208,174
Concurrent Private Placement | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares						$ 13.50
Number of ADS offered						10,000,000
Concurrent Private Placement | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued						20,000,000
Underwriter's Option | American Depositary Shares
Organization [Line Items]
Shares price per share | $ / shares						$ 13.50
Number of ADS offered						6,000,000
Underwriter's Option | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued						12,000,000
IPO and Concurrent Private Placement and Underwriters Option
Organization [Line Items]
Net proceed from IPO | ¥	¥ 4,871,804
Chindata (Xiamen) Science and Technology Co., Ltd
Organization [Line Items]
Equity interest		100.00%
Purchase consideration | ¥		¥ 2,772,317